Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. COMMITMENTS AND CONTINGENCIES

Legal proceedings

From time to time, the Company is subject to legal proceedings and claims in the ordinary course of business. The Company does not believe that any currently pending legal proceeding to which the Company is a party will have a material effect on its business, balance sheets, or results of operations or cash flows.